REAL ESTATE INVESTMENTS, NET - Acquisition (Q3) (Details) - USD ($)	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Land	$ 67,340,810		$ 65,358,321	$ 86,775,988
Tenant origination and absorption costs	23,784,332		23,792,057	27,266,610
Total investments in real estate property	$ 371,409,228		$ 361,547,850	$ 423,947,488
Raising Cane's
Real Estate [Line Items]
Land		$ 1,902,069
Buildings and Improvements		1,528,155
Tenant origination and absorption costs		213,997
Total investments in real estate property		$ 3,644,221